STOCKBASED AWARDS (Details) - $ / shares	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
STOCKBASED AWARDS (Details)
Outstanding	6,035,000	8,335,000
Expired	(2,300,000)
Weighted Average Exercise Price, Outstanding	$ 0.17	$ 0.18
Share-Based Payment Award, Options, Exercisable, Number of shares	5,847,500
Share-Based Payment Award, Options, Exercisable, Weighted Average Exercise price	$ 0.17	$ 0.17
Weighted average fair value of options granted during the fiscal year ended September 30, 2022 Weighted Average	$ 0
Average remaining contractual term of options outstanding and exercisable Weighted Average at September 30, 2022 (years)	1 year 9 months 25 days
Intrinsic value of options outstanding and exercisable	$ 0